SPECIAL CASH DIVIDEND	12 Months Ended
Mar. 31, 2012
SPECIAL CASH DIVIDEND
SPECIAL CASH DIVIDEND

(13)  SPECIAL CASH DIVIDEND

On June 1, 2011, the Company’s board of directors declared a special cash dividend of USD0.215 per common share, or USD0.43 per ADS. The total amount of cash distributed in the dividend was USD9.8 million (RMB 63,634,726) was paid from the cash held by ATA Inc. in August 2011.